Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 139,519	$ 51,850
Restricted cash	468	400
Short-term investments	264,931	0
Accounts receivable, net of allowance of $291 and $799, as of December 31, 2021 and December 31, 2020, respectively	10,879	3,924
Inventories	5,593	3,646
Prepaid expenses and other current assets	16,313	2,453
Total current assets	437,703	62,273
Property and equipment, net	14,118	8,210
Long-term investments	263,659	0
Other assets	3,696	1,369
Total assets	719,176	71,852
Current liabilities
Accounts payable	12,227	3,434
Current portion of long-term debt	0	8,215
Deferred revenue	11,074	4,606
Accrued expenses and other current liabilities	10,026	6,995
Total current liabilities	33,327	23,250
Warrants liability	38,974	64,127
Contingent earn-out liability	377,576	0
Long-term debt	0	4,502
Deferred revenue, non-current	874	297
Other long-term liabilities	262	335
Total liabilities	451,013	28,384
Commitments and contingencies (Note 8)
Redeemable convertible preferred stock, $0.0001 par value; 30,000 and 125,405 shares authorized as of December 31, 2021 and 2020, respectively; nil and 124,979 shares issued and outstanding as of December 31, 2021 and 2020; and liquidation preference of nil and $166,131 as of December 31, 2021 and 2020, respectively	0	164,168
Stockholders' equity (deficit):
Common stock, $0.0001 par value; 640,000 shares and 230,680 shares authorized as of December 31, 2021 and 2020, respectively; and 250,173 shares and 38,981 shares issued and outstanding as of December 31, 2021 and 2020, respectively	25	4
Additional paid-in capital	737,735	9,159
Accumulated other comprehensive income (loss)	(1,539)	135
Accumulated deficit	(468,058)	(129,998)
Total stockholders' equity (deficit)	268,163	(120,700)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 719,176	$ 71,852